Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 227,014	$ 249,125
Long-term bank loans, net of current portion and unamortized loan issuance costs	1,169,062	$ 970,039
Long-Term Debt [Member]
Debt Instrument [Line Items]
June 30, 2025	227,014
June 30, 2026	266,008
June 30, 2027	326,701
June 30, 2028	254,588
June 30, 2029	218,303
June 30, 2030 and thereafter	112,920
Total Long-term bank loans	1,405,534
Unamortized loan issuance costs	(9,458)
Total Long-term bank loans, net	1,396,076
Current portion of long-term bank loans	227,014
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 1,169,062